Commitments And Contingencies	12 Months Ended
Dec. 31, 2023
Commitments And Contingencies.
Commitments and Contingencies

Note 21. Commitments and Contingencies

Legal proceedings

On April 28, 2022, the Company received formal notice that on April 21, 2022, Statens Serum Institut (“SSI”), had initiated a legal proceeding against the Company in The Danish Maritime and Commercial High Court (Sø og Handelsretten), claiming sole ownership of a patent application (PCT/EP2020/050058 and subsequently national filings, EP3906045), the Company filed related to a method for treating malignant neoplasm by administering a composition comprising a high dose of neopeptides, a solvent and SSI’s liposomal adjuvant, CAF®09b, for which the Company has a non-exclusive, royalty-bearing sub-licensable license to use from SSI (the “Invention”).

The patent application for the Invention relates solely to the use of the adjuvant CAF®09b in conjunction with a high dose of neopeptides in the Company’s EVX-01 product candidate. SSI’s claim to the patent application does not relate to any other aspect of the Company’s patent portfolio covering EVX-01 or the PIONEER platform technology. The patent application stems from work the Company performed under a collaboration agreement the Company entered into with SSI, DTU, Center for Cancer Immune Therapy (Herlev Hospital) and the Center for Genomic Medicine (Rigshospitalet). The patent application names the Company and certain of the Company’s employees as the sole inventors of the invention.

In its filing, SSI’s primary claim is that the Invention disclosed in the patent application was not made by the Company and its employees, but rather, that SSI and members of its staff made the Invention and, therefore, SSI and certain of its staff members should be listed as the sole inventors of the invention. In the alternative, SSI claims that it should have co-ownership with the Company of the patent application and the invention.

It is the Company’s position that the Company and its employees are the sole inventors of the invention. The Company believes that it has strong defenses against SSI’s claim and that SSI’s claim is without merit. The Company intends to vigorously defend the action. In any event, even if SSI’s claim were to be upheld by the court, while no assurance can be given, the Company does not expect that it would have a material impact on its rights to use the Invention in the development and commercialization of EVX-01, as the Company believes that such rights are covered by its current license agreement with SSI and SSI would be excluded from enforcing its rights in the Invention to prevent the Company from developing and commercializing its EVX-01 product candidate. As of December 31, 2023, the opinion of the Company’s legal counsel is that the ongoing legal proceedings will not have a material impact on the Company’s future financial results.

As of December 1st, 2023, the Company and SSI have completed several rounds of written statements to the courts after which the court will announce official dates for court meetings to take place. The court proceedings have been paused since May 2023 on the basis that non-court mediated negotiations are ongoing between the Company and SSI to resolve the situation without further court proceedings. In December 2023 terms were agreed between the Company and SSI which results in a situation where the Company retains all commercial rights to EVX-01 and the patent application, the lawsuit will be lifted on a walk-away basis and no compensation by the Company to SSI. Final contracts remain to be signed.

Contractual obligations

The contractual obligations are similar individually and, in the aggregate, not material to the future financial position, operating profit or cash flow.

At December 31, 2023, the Company had the following contractual commitments which fall due as follows:

	December 31, 2023
	(USD in thousands)
	Contractual
	cash flows	<1 year	1 – 2 years	2 – 5 years	>5 years	Total

	(USD in thousands)
Purchase obligations	$—	$706	$322	$494	$—	$1,522
Total	$—	$706	$322	$494	$—	$1,522

The majority of the purchase obligations of $0.5 million relate to CRO’s as of December 31, 2023.

At December 31, 2022, the Company had the following contractual commitments which fall due as follows:

	December 31, 2022
	(USD in thousands)
	Contractual
	cash flows	<1 year	1 – 2 years	2 – 5 years	>5 years	Total

	(USD in thousands)
Purchase obligations	$—	$598	$56	$904	$—	$1,558
Total	$—	$598	$56	$904	$—	$1,558

The majority of the purchase obligations of $0.8 million relate to CRO’s as of December 31, 2022.